PGIM JENNISON DIVERSIFIED GROWTH FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 46 of the Fund's Prospectus and in Rights of Accumulation on page 46 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM JENNISON DIVERSIFIED GROWTH FUND - USD ($)	Class A	Class B	Class C	Class Z		Class R6 [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none		none
Redemption fee	none	none	none	none		none
Exchange fee	none	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	[2]	none
[1]	Formerly known as Class Q.
[2]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM JENNISON DIVERSIFIED GROWTH FUND		Class A	Class B	Class C	Class Z	Class R6 [1]
Management fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none	none
Other expenses		0.25%	1.42%	0.22%	5.07%	282.60%
Total annual Fund operating expenses		1.25%	3.12%	1.92%	5.77%	283.30%
Fee waiver and/or expense reimbursement		(0.05%)	(0.86%)	none	(4.77%)	(282.30%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	1.20%	2.26%	1.92%	1.00%	1.00%
[1]	Formerly known as Class Q.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Z shares, and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund's Board of Trustees.
[3]	The distributor of the Fund has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of Class A shares. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM JENNISON DIVERSIFIED GROWTH FUND - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		666	920	1,194	1,974
Class B		729	1,182	1,660	2,720
Class C		295	603	1,037	2,243
Class Z		102	1,293	2,466	5,319
Class R6	[1]	102	10,502	10,502	10,502
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM JENNISON DIVERSIFIED GROWTH FUND - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		666	920	1,194	1,974
Class B		229	882	1,560	2,720
Class C		195	603	1,037	2,243
Class Z		102	1,293	2,466	5,319
Class R6	[1]	102	10,502	10,502	10,502
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
The Fund seeks investments that will increase in value. To achieve the Fund’s investment objective, the subadviser purchases stocks of large companies it believes will experience earnings growth at a rate faster than that of the Russell 1000 Index. To identify above-average growth prospects, the subadviser conducts research to determine company, industry, and sector fundamentals and prospects over intermediate and longer terms projecting how industries and businesses will change over time.

The market capitalization within the range will vary, but as of May 11, 2018, the average market capitalization of companies included in the Russell 1000 Index was approximately $176 billion, and the market capitalization of the largest company included in the Russell 1000 Index was approximately $927 billion. The subadviser normally invests at least 80% of the Fund’s investable assets in equity and equity-related securities of companies with market capitalizations comparable to those found in the Russell 1000 Index (measured at the time of purchase). For the purposes of selecting securities for the Fund, comparable market capitalization is defined as those within the range of market captializations of companies included in the Russell 1000 Index. The Fund may actively and frequently trade its portfolio securities.

The subadviser uses a bottom-up, fundamental research-intensive approach to identify companies with attractive valuations and sustainable above-average growth in revenues, earnings, and cash flows. The subadviser supplements this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser’s fundamental and quantitative analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to an index.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class A Shares)<sup>1</sup>
[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver in effect through November 30, 2019, the annual returns would have been lower, too. The total return of the Fund’s Class A shares from January 1, 2018 to June 30, 2018 was 10.28%.

Best Quarter:		Worst Quarter:
15.03%	3rd Quarter 2009	-22.56%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-17)
Average Annual Total Returns - PGIM JENNISON DIVERSIFIED GROWTH FUND		One Year	Five Years	Ten Years
Class B shares		16.88%	13.94%	7.43%
Class C shares		21.09%	14.13%	7.47%
Class Z shares	[1]
Class R6 shares	[1],[2]
Class A Shares		16.18%	13.67%	7.65%
Class A Shares | Return After Taxes on Distributions		12.49%	11.50%	6.61%
Class A Shares | Return After Taxes on Distribution and Sale of Fund Shares		10.55%	10.36%	5.93%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		30.21%	17.33%	10.00%
Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)		29.58%	15.69%	8.44%
[1]	Average annual total returns are not shown for either Class Z shares or Class R6 shares, because Class Z shares and Class R6 shares are new. Performance for Class Z shares and Class R6 shares will be included after Class Z shares and Class R6 shares have been in existence for a full calendar year.
[2]	Formerly known as Class Q.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.